UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

October 31, 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

TABLE OF CONTENTS

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	26
Approval of Management Agreement	34
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Global Infrastructure Fund (the Fund) Class A shares returned 1.47% excluding sales charges for the six-month period that ended October 31, 2016.

■  The Fund underperformed its benchmark, the S&P Global Infrastructure Index, which returned 2.45% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class A	02/19/09
Excluding sales charges		1.47	0.41	10.17	17.61
Including sales charges		-4.40	-5.39	8.87	16.71
Class B	02/19/09
Excluding sales charges		1.47	0.42	9.86	17.09
Including sales charges		-3.53	-3.35	9.70	17.09
Class C	02/19/09
Excluding sales charges		1.57	0.66	9.65	16.94
Including sales charges		0.57	-0.10	9.65	16.94
Class I	02/19/09	1.78	0.84	10.62	18.09
Class K	02/19/09	1.55	0.51	10.29	17.73
Class R	02/19/09	1.33	0.12	9.89	17.28
Class R4*	03/19/13	1.69	0.66	10.38	17.76
Class R5	02/19/09	1.70	0.77	10.56	18.02
Class Z*	09/27/10	1.61	0.66	10.46	17.86
S&P Global Infrastructure Index		2.45	6.27	7.59	11.17

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The S&P Global Infrastructure Index is comprised of 75 companies around the world that represent the listed infrastructure universe. To create diversified exposure, the index includes three distinct infrastructure clusters: utilities, transportation, and energy.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at October 31, 2016)
Enbridge, Inc. (Canada)	3.4
Suncor Energy, Inc. (Canada)	3.1
PG&E Corp. (United States)	3.1
Ferrovial SA (Spain)	2.8
Cemex Finance LLC 04/01/24 6.000% (United States)	2.7
American Tower Corp., 5.500% (United States)	2.6
Solar Star Funding LLC 06/30/35 3.950% (United States)	2.5
Wartsila OYJ (Finland)	2.5
Xcel Energy, Inc. (United States)	2.4
Transurban Group (Australia)	2.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at October 31, 2016)
Australia	4.0
Canada	8.1
Finland	2.4
Germany	2.9
Ireland	2.0
Italy	2.3
Japan	2.0
Mexico	3.9
Netherlands	1.3
Panama	1.1
Peru	1.3
Russian Federation	1.5
South Korea	1.9
Spain	6.9
United Kingdom	3.7
United States(a)	54.7
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At October 31, 2016, the Fund invested 63.4% in foreign companies in accordance with its principal investment strategy.

(a) Includes investments in Money Market Funds.

Portfolio Management

Peter Santoro, CFA

Craig Leopold, CFA

Tom West, CFA

Kirk Moore, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Equity Sector Breakdown (%) (at October 31, 2016)
Consumer Discretionary	6.8
Energy	21.4
Industrials	31.1
Information Technology	9.1
Materials	3.8
Real Estate	3.8
Telecommunication Services	6.2
Utilities	17.8
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2016 – October 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,014.70	1,019.16	6.23	6.24	1.22
Class B	1,000.00	1,000.00	1,014.70	1,019.16	6.23	6.24	1.22
Class C	1,000.00	1,000.00	1,015.70	1,020.43	4.96	4.97	0.97
Class I	1,000.00	1,000.00	1,017.80	1,021.14	4.24	4.25	0.83
Class K	1,000.00	1,000.00	1,015.50	1,019.62	5.77	5.78	1.13
Class R	1,000.00	1,000.00	1,013.30	1,017.89	7.50	7.52	1.47
Class R4	1,000.00	1,000.00	1,016.90	1,020.43	4.96	4.97	0.97
Class R5	1,000.00	1,000.00	1,017.00	1,020.88	4.50	4.51	0.88
Class Z	1,000.00	1,000.00	1,016.10	1,020.43	4.96	4.97	0.97

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

PORTFOLIO OF INVESTMENTS

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 76.4%

Issuer	Shares	Value ($)
AUSTRALIA 4.0%
Sydney Airport	697,320	3,314,914
Transurban Group	595,810	4,701,253
Total		8,016,167
CANADA 8.0%
Canadian Pacific Railway Ltd.	24,300	3,473,928
Enbridge, Inc.	151,020	6,519,533
Suncor Energy, Inc.	201,740	6,056,235
Total		16,049,696
FINLAND 2.4%
Wartsila OYJ	109,460	4,734,294
GERMANY 2.9%
Duerr AG	37,500	2,795,146
Innogy SE(a)(b)	75,000	2,978,334
Total		5,773,480
IRELAND 2.0%
Ingersoll-Rand PLC	59,840	4,026,634
ITALY 2.3%
Infrastrutture Wireless Italiane SpA	577,043	2,730,166
Snam SpA	337,800	1,780,678
Total		4,510,844
JAPAN 2.0%
Kansai Electric Power Co., Inc. (The)(a)	407,750	3,898,200
MEXICO 2.1%
Grupo Aeroportuario del Centro Norte Sab de CV	400,000	2,334,268
Infraestructura Energetica Nova SAB de CV	400,000	1,767,102
Total		4,101,370
NETHERLANDS 1.3%
InterXion Holding NV(a)	24,450	910,274
Mobileye NV(a)	43,330	1,611,009
Total		2,521,283
SOUTH KOREA 1.9%
Korea Electric Power Corp., ADR	172,650	3,765,497

Common Stocks (continued)

Issuer	Shares	Value ($)
SPAIN 6.8%
Aena SA(b)	28,110	4,127,226
Cellnex Telecom SA	250,530	4,114,290
Ferrovial SA	275,570	5,361,937
Total		13,603,453
UNITED KINGDOM 3.7%
Liberty Global PLC, Class A(a)	119,400	3,892,440
Vodafone Group PLC, ADR	126,766	3,529,165
Total		7,421,605
UNITED STATES 37.0%
Advanced Drainage Systems, Inc.	62,240	1,188,784
AquaVenture Holdings Ltd.(a)	145,670	3,092,574
Carlisle Companies, Inc.	17,500	1,834,875
Cimarex Energy Co.	18,430	2,379,866
Cisco Systems, Inc.	142,700	4,378,036
Comcast Corp., Class A	68,600	4,240,852
DISH Network Corp., Class A(a)	53,910	3,156,970
Eagle Materials, Inc.	35,900	2,906,823
EOG Resources, Inc.	51,060	4,616,845
Equinix, Inc.	3,620	1,293,354
Forterra, Inc.(a)	200,000	3,440,000
Halliburton Co.	70,070	3,223,220
Honeywell International, Inc.	28,548	3,131,145
Lam Research Corp.	28,380	2,748,887
Leidos Holdings, Inc.	79,210	3,292,760
Noble Energy, Inc.	59,150	2,038,900
Palo Alto Networks, Inc.(a)	13,820	2,125,931
PG&E Corp.	96,830	6,015,079
Rockwell Automation, Inc.	19,020	2,277,074
Schlumberger Ltd.	47,170	3,690,109
Union Pacific Corp.	41,210	3,633,898
Xcel Energy, Inc.	113,270	4,706,368
Xylem, Inc.	93,104	4,499,716
Total		73,912,066
Total Common Stocks (Cost: $139,975,423)		152,334,589

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Convertible Preferred Stocks 4.8%

Issuer	Shares	Value ($)
UNITED STATES 4.8%
American Tower Corp., 5.500%	45,840	5,030,940
DTE Energy Co., 6.500%	27,849	1,445,190
Hess Corp., 8.000%	53,160	3,144,414
Total		9,620,544
Total Convertible Preferred Stocks (Cost: $8,885,754)		9,620,544

Corporate Bonds & Notes(c) 12.3%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
MEXICO 1.8%
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index)(b) 12/15/35	5.950%	MXN	70,318,938	3,694,302
PANAMA 1.1%
Autoridad del Canal de Panama(b) 07/29/35	4.950%		2,000,000	2,264,578
PERU 1.3%
Union Andina de Cementos SAA(b) 10/30/21	5.875%		2,450,000	2,545,550
RUSSIAN FEDERATION 1.5%
Global Ports Finance PLC(b) 09/22/23	6.500%		3,000,000	2,985,000
UNITED STATES 6.6%
Cemex Finance LLC(b) 04/01/24	6.000%		5,000,000	5,175,000
Kinder Morgan Energy Partners LP 09/01/22	3.950%		3,000,000	3,141,192
Solar Star Funding LLC(b) 06/30/35	3.950%		4,974,473	4,815,722

Total	13,131,914
Total Corporate Bonds & Notes (Cost: $25,102,753)	24,621,344

Convertible Bonds 0.9%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UNITED STATES 0.9%
DISH Network Corp.(b) 08/15/26	3.375%	1,533,000	1,755,024
Total Convertible Bonds (Cost: $1,533,000)			1,755,024

Limited Partnerships 1.9%

Issuer	Shares	Value ($)
UNITED STATES 1.9%
Shell Midstream Partners LP	100,820	2,735,247
Valero Energy Partners LP	28,807	1,173,309
Total		3,908,556
Total Limited Partnerships (Cost: $3,868,214)		3,908,556

Rights 0.1%

SPAIN 0.1%
Ferrovial SA Rights(a)	275,570	117,978

Total Rights (Cost: $123,502)	117,978

Money Market Funds 3.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.463%(d)(e)	6,423,337	6,423,337
Total Money Market Funds (Cost: $6,423,337)		6,423,337
Total Investments (Cost: $185,911,983)		198,781,372
Other Assets & Liabilities, Net		715,342
Net Assets		199,496,714

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At October 31, 2016, the value of these securities amounted to $30,340,736 or 15.21% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(d)  The rate shown is the seven-day current annualized yield at October 31, 2016.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,978,005	37,519,632	(33,074,300)	6,423,337	8,856	6,423,337

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

MXN  Mexican Peso

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	8,016,167	—	8,016,167
Canada	16,049,696	—	—	16,049,696
Finland	—	4,734,294	—	4,734,294
Germany	—	5,773,480	—	5,773,480
Ireland	4,026,634	—	—	4,026,634
Italy	—	4,510,844	—	4,510,844
Japan	—	3,898,200	—	3,898,200
Mexico	4,101,370	—	—	4,101,370
Netherlands	2,521,283	—	—	2,521,283
South Korea	3,765,497	—	—	3,765,497
Spain	—	13,603,453	—	13,603,453
United Kingdom	7,421,605	—	—	7,421,605
United States	73,912,066	—	—	73,912,066
Total Common Stocks	111,798,151	40,536,438	—	152,334,589
Convertible Preferred Stocks
United States	8,175,354	1,445,190	—	9,620,544
Corporate Bonds & Notes	—	24,621,344	—	24,621,344
Convertible Bonds	—	1,755,024	—	1,755,024
Limited Partnerships
United States	3,908,556	—	—	3,908,556

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Rights
Spain	—	117,978	—	117,978
Investments measured at net asset value
Money Market Funds	—	—	—	6,423,337
Total Investments	123,882,061	68,475,974	—	198,781,372

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $179,488,646)	$192,358,035
Affiliated issuers (identified cost $6,423,337)	6,423,337
Total investments (identified cost $185,911,983)	198,781,372
Cash	1,382
Foreign currency (identified cost $651,236)	538,675
Receivable for:
Capital shares sold	141,300
Dividends	242,283
Interest	250,641
Foreign tax reclaims	30,306
Prepaid expenses	2,789
Other assets	8,468
Total assets	199,997,216
Liabilities
Payable for:
Capital shares purchased	369,345
Management services fees	11,637
Distribution and/or service fees	2,852
Transfer agent fees	21,747
Plan administration fees	1
Compensation of board members	45,900
Chief compliance officer expenses	12
Other expenses	49,008
Total liabilities	500,502
Net assets applicable to outstanding capital stock	$199,496,714
Represented by
Paid-in capital	$184,244,212
Undistributed net investment income	3,174,428
Accumulated net realized loss	(672,836)
Unrealized appreciation (depreciation) on:
Investments	12,869,389
Foreign currency translations	(118,479)
Total — representing net assets applicable to outstanding capital stock	$199,496,714

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2016 (Unaudited)

Class A
Net assets	$132,820,326
Shares outstanding	11,323,815
Net asset value per share	$11.73
Maximum offering price per share(a)	$12.45
Class B
Net assets	$4,471,393
Shares outstanding	405,731
Net asset value per share	$11.02
Class C
Net assets	$21,978,567
Shares outstanding	1,999,238
Net asset value per share	$10.99
Class I
Net assets	$25,186,186
Shares outstanding	2,096,087
Net asset value per share	$12.02
Class K
Net assets	$69,607
Shares outstanding	5,894
Net asset value per share	$11.81
Class R
Net assets	$732,402
Shares outstanding	64,221
Net asset value per share	$11.40
Class R4
Net assets	$198,750
Shares outstanding	16,498
Net asset value per share	$12.05
Class R5
Net assets	$328,366
Shares outstanding	27,455
Net asset value per share	$11.96
Class Z
Net assets	$13,711,117
Shares outstanding	1,146,698
Net asset value per share	$11.96

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$3,786,608
Dividends — affiliated issuers	8,856
Interest	694,377
Foreign taxes withheld	(97,965)
Total income	4,391,876
Expenses:
Management services fees	759,051
Distribution and/or service fees
Class A	179,458
Class B	5,973
Class R	1,785
Transfer agent fees
Class A	102,890
Class B	3,424
Class C	16,895
Class K	18
Class R	511
Class R4	147
Class R5	73
Class Z	10,385
Plan administration fees
Class K	90
Compensation of board members	9,783
Custodian fees	6,152
Printing and postage fees	28,507
Registration fees	57,348
Audit fees	14,479
Legal fees	5,105
Chief compliance officer expenses	12
Other	9,497
Total expenses	1,211,583
Expense reductions	(40)
Total net expenses	1,211,543
Net investment income	3,180,333
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	8,888,683
Foreign currency translations	(14,312)
Net realized gain	8,874,371
Net change in unrealized appreciation (depreciation) on:
Investments	(8,567,686)
Foreign currency translations	(47,032)
Net change in unrealized depreciation	(8,614,718)
Net realized and unrealized gain	259,653
Net increase in net assets resulting from operations	$3,439,986

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations
Net investment income	$3,180,333	$4,267,333
Net realized gain (loss)	8,874,371	(619,737)
Net change in unrealized depreciation	(8,614,718)	(36,678,296)
Net increase (decrease) in net assets resulting from operations	3,439,986	(33,030,700)
Distributions to shareholders
Net investment income
Class A	—	(3,152,844)
Class B	—	(102,915)
Class C	—	(411,420)
Class I	—	(591,997)
Class K	—	(1,615)
Class R	—	(10,244)
Class R4	—	(5,365)
Class R5	—	(5,595)
Class Z	—	(380,499)
Net realized gains
Class A	—	(38,339,344)
Class B	—	(1,251,473)
Class C	—	(5,929,910)
Class I	—	(5,821,222)
Class K	—	(18,673)
Class R	—	(147,301)
Class R4	—	(56,623)
Class R5	—	(56,429)
Class Z	—	(4,008,470)
Total distributions to shareholders	—	(60,291,939)
Decrease in net assets from capital stock activity	(24,111,104)	(77,825,467)
Total decrease in net assets	(20,671,118)	(171,148,106)
Net assets at beginning of period	220,167,832	391,315,938
Net assets at end of period	$199,496,714	$220,167,832
Undistributed (excess of distributions over) net investment income	$3,174,428	$(5,905)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	254,779	2,997,806	1,384,071	19,339,397
Distributions reinvested	—	—	3,819,489	41,288,673
Redemptions	(1,818,883)	(21,379,584)	(8,494,244)	(116,214,234)
Net decrease	(1,564,104)	(18,381,778)	(3,290,684)	(55,586,164)
Class B shares
Subscriptions	741	8,222	1,334	19,705
Distributions reinvested	—	—	132,164	1,342,784
Redemptions(a)	(50,781)	(557,613)	(266,165)	(3,619,522)
Net decrease	(50,040)	(549,391)	(132,667)	(2,257,033)
Class C shares
Subscriptions	42,097	465,640	76,046	987,379
Distributions reinvested	—	—	625,531	6,324,114
Redemptions	(257,106)	(2,841,835)	(923,299)	(12,012,673)
Net decrease	(215,009)	(2,376,195)	(221,722)	(4,701,180)
Class I shares
Subscriptions	52,208	629,066	230	2,586
Distributions reinvested	—	—	580,864	6,412,743
Redemptions	(120,088)	(1,447,818)	(553,497)	(7,545,052)
Net increase (decrease)	(67,880)	(818,752)	27,597	(1,129,723)
Class K shares
Distributions reinvested	—	—	1,809	19,686
Redemptions	(245)	(2,906)	(1,963)	(23,345)
Net decrease	(245)	(2,906)	(154)	(3,659)
Class R shares
Subscriptions	8,298	95,400	16,801	205,549
Distributions reinvested	—	—	8,607	90,713
Redemptions	(752)	(8,647)	(13,974)	(164,129)
Net increase	7,546	86,753	11,434	132,133
Class R4 shares
Subscriptions	3,166	38,640	12,227	190,360
Distributions reinvested	—	—	5,556	61,566
Redemptions	(6,644)	(80,011)	(5,695)	(65,640)
Net increase (decrease)	(3,478)	(41,371)	12,088	186,286

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	11,911	144,558	6,844	87,526
Distributions reinvested	—	—	5,588	61,412
Redemptions	(8,110)	(96,749)	(3,922)	(41,082)
Net increase	3,801	47,809	8,510	107,856
Class Z shares
Subscriptions	205,670	2,481,237	284,724	4,309,615
Distributions reinvested	—	—	398,813	4,386,947
Redemptions	(380,399)	(4,556,510)	(1,616,048)	(23,270,545)
Net decrease	(174,729)	(2,075,273)	(932,511)	(14,573,983)
Total net decrease	(2,064,138)	(24,111,104)	(4,518,109)	(77,825,467)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2016		Year Ended April 30,
Class A	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$11.56		$16.59		$21.12		$21.31		$18.96		$23.98
Income from investment operations:
Net investment income (loss)	0.17		0.20		0.24		0.09		0.14		(0.01)
Net realized and unrealized gain (loss)	0.00	(a)	(1.85)		0.61		6.25		2.56		(3.27)
Total from investment operations	0.17		(1.65)		0.85		6.34		2.70		(3.28)
Less distributions to shareholders:
Net investment income	—		(0.25)		(0.29)		(0.22)		(0.04)		—
Net realized gains	—		(3.13)		(5.09)		(6.31)		(0.31)		(1.74)
Total distributions to shareholders	—		(3.38)		(5.38)		(6.53)		(0.35)		(1.74)
Net asset value, end of period	$11.73		$11.56		$16.59		$21.12		$21.31		$18.96
Total return	1.47%		(8.50%)		4.90%		32.06%		14.43%		(12.62%)
Ratios to average net assets(b)
Total gross expenses	1.22	%(c)	1.20%		1.15%		1.16%		1.17%		1.21%
Total net expenses(d)	1.22	%(c)(e)	1.20	%(e)	1.15	%(e)	1.16	%(e)	1.17	%(e)	1.21	%(e)
Net investment income (loss)	2.88	%(c)	1.43%		1.22%		0.39%		0.77%		(0.06%)
Supplemental data
Net assets, end of period (in thousands)	$132,820		$148,931		$268,460		$307,298		$298,401		$463,955
Portfolio turnover	33%		60%		51%		51%		23%		30%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class B	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$10.86		$15.83		$20.37		$20.73		$18.55		$23.68
Income from investment operations:
Net investment income (loss)	0.16		0.19		0.23		0.02		0.01		(0.15)
Net realized and unrealized gain (loss)	0.00	(a)	(1.78)		0.59		6.05		2.48		(3.24)
Total from investment operations	0.16		(1.59)		0.82		6.07		2.49		(3.39)
Less distributions to shareholders:
Net investment income	—		(0.25)		(0.27)		(0.12)		—		—
Net realized gains	—		(3.13)		(5.09)		(6.31)		(0.31)		(1.74)
Total distributions to shareholders	—		(3.38)		(5.36)		(6.43)		(0.31)		(1.74)
Net asset value, end of period	$11.02		$10.86		$15.83		$20.37		$20.73		$18.55
Total return	1.47%		(8.54%)		4.94%		31.65%		13.59%		(13.27%)
Ratios to average net assets(b)
Total gross expenses	1.22	%(c)	1.20%		1.15%		1.44%		1.92%		1.96%
Total net expenses(d)	1.22	%(c)(e)	1.20	%(e)	1.15	%(e)	1.44	%(e)	1.92	%(e)	1.96	%(e)
Net investment income (loss)	2.87	%(c)	1.44%		1.21%		0.11%		0.03%		(0.80%)
Supplemental data
Net assets, end of period (in thousands)	$4,471		$4,949		$9,315		$12,333		$12,329		$15,532
Portfolio turnover	33%		60%		51%		51%		23%		30%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class C	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$10.82		$15.72		$20.27		$20.74		$18.56		$23.69
Income from investment operations:
Net investment income (loss)	0.17		0.20		0.09		(0.08)		0.00	(a)	(0.16)
Net realized and unrealized gain (loss)	0.00	(a)	(1.76)		0.58		6.04		2.49		(3.23)
Total from investment operations	0.17		(1.56)		0.67		5.96		2.49		(3.39)
Less distributions to shareholders:
Net investment income	—		(0.21)		(0.13)		(0.12)		—		—
Net realized gains	—		(3.13)		(5.09)		(6.31)		(0.31)		(1.74)
Total distributions to shareholders	—		(3.34)		(5.22)		(6.43)		(0.31)		(1.74)
Net asset value, end of period	$10.99		$10.82		$15.72		$20.27		$20.74		$18.56
Total return	1.57%		(8.40%)		4.12%		31.01%		13.59%		(13.26%)
Ratios to average net assets(b)
Total gross expenses	0.97	%(c)	1.13%		1.90%		1.91%		1.92%		1.96%
Total net expenses(d)	0.97	%(c)(e)	1.13	%(e)	1.90	%(e)	1.91	%(e)	1.92	%(e)	1.96	%(e)
Net investment income (loss)	3.12	%(c)	1.50%		0.47%		(0.35%)		0.03%		(0.82%)
Supplemental data
Net assets, end of period (in thousands)	$21,979		$23,952		$38,305		$40,179		$34,696		$41,568
Portfolio turnover	33%		60%		51%		51%		23%		30%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class I	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$11.81		$16.89	$21.40	$21.52	$19.16	$24.13
Income from investment operations:
Net investment income	0.20		0.25	0.31	0.34	0.22	0.13
Net realized and unrealized gain (loss)	0.01		(1.88)	0.64	6.16	2.58	(3.35)
Total from investment operations	0.21		(1.63)	0.95	6.50	2.80	(3.22)
Less distributions to shareholders:
Net investment income	—		(0.32)	(0.37)	(0.31)	(0.13)	(0.01)
Net realized gains	—		(3.13)	(5.09)	(6.31)	(0.31)	(1.74)
Total distributions to shareholders	—		(3.45)	(5.46)	(6.62)	(0.44)	(1.75)
Net asset value, end of period	$12.02		$11.81	$16.89	$21.40	$21.52	$19.16
Total return	1.78%		(8.26%)	5.37%	32.57%	14.89%	(12.27%)
Ratios to average net assets(a)
Total gross expenses	0.83	%(b)	0.81%	0.78%	0.77%	0.76%	0.74%
Total net expenses(c)	0.83	%(b)	0.81%	0.78%	0.77%	0.76%	0.74%
Net investment income	3.26	%(b)	1.82%	1.60%	1.62%	1.19%	0.55%
Supplemental data
Net assets, end of period (in thousands)	$25,186		$25,566	$36,075	$34,251	$9	$8
Portfolio turnover	33%		60%	51%	51%	23%	30%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class K	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$11.63		$16.67	$21.20	$21.38	$19.02	$24.01
Income from investment operations:
Net investment income	0.18		0.21	0.24	0.11	0.17	0.02
Net realized and unrealized gain (loss)	0.00	(a)	(1.85)	0.63	6.27	2.57	(3.27)
Total from investment operations	0.18		(1.64)	0.87	6.38	2.74	(3.25)
Less distributions to shareholders:
Net investment income	—		(0.27)	(0.31)	(0.25)	(0.07)	(0.00	)(a)
Net realized gains	—		(3.13)	(5.09)	(6.31)	(0.31)	(1.74)
Total distributions to shareholders	—		(3.40)	(5.40)	(6.56)	(0.38)	(1.74)
Net asset value, end of period	$11.81		$11.63	$16.67	$21.20	$21.38	$19.02
Total return	1.55%		(8.45%)	4.97%	32.16%	14.63%	(12.47%)
Ratios to average net assets(b)
Total gross expenses	1.13	%(c)	1.11%	1.08%	1.07%	1.02%	1.08%
Total net expenses(d)	1.13	%(c)	1.11%	1.08%	1.07%	1.02%	1.08%
Net investment income	2.96	%(c)	1.50%	1.22%	0.49%	0.92%	0.09%
Supplemental data
Net assets, end of period (in thousands)	$70		$71	$105	$205	$312	$444
Portfolio turnover	33%		60%	51%	51%	23%	30%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$11.25		$16.25		$20.78		$21.06		$18.78		$23.82
Income from investment operations:
Net investment income (loss)	0.15		0.15		0.19		0.03		0.10		(0.06)
Net realized and unrealized gain (loss)	0.00	(a)	(1.81)		0.61		6.16		2.52		(3.24)
Total from investment operations	0.15		(1.66)		0.80		6.19		2.62		(3.30)
Less distributions to shareholders:
Net investment income	—		(0.21)		(0.24)		(0.16)		(0.03)		—
Net realized gains	—		(3.13)		(5.09)		(6.31)		(0.31)		(1.74)
Total distributions to shareholders	—		(3.34)		(5.33)		(6.47)		(0.34)		(1.74)
Net asset value, end of period	$11.40		$11.25		$16.25		$20.78		$21.06		$18.78
Total return	1.33%		(8.80%)		4.70%		31.68%		14.13%		(12.80%)
Ratios to average net assets(b)
Total gross expenses	1.47	%(c)	1.46%		1.40%		1.41%		1.42%		1.46%
Total net expenses(d)	1.47	%(c)(e)	1.46	%(e)	1.40	%(e)	1.41	%(e)	1.42	%(e)	1.46	%(e)
Net investment income (loss)	2.60	%(c)	1.17%		0.99%		0.15%		0.52%		(0.32%)
Supplemental data
Net assets, end of period (in thousands)	$732		$638		$735		$642		$259		$180
Portfolio turnover	33%		60%		51%		51%		23%		30%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$11.85		$16.93		$21.44		$21.55		$21.86
Income from investment operations:
Net investment income (loss)	0.19		0.23		0.32		0.17		(0.02)
Net realized and unrealized gain (loss)	0.01		(1.89)		0.60		6.31		(0.29	)(b)
Total from investment operations	0.20		(1.66)		0.92		6.48		(0.31)
Less distributions to shareholders:
Net investment income	—		(0.29)		(0.34)		(0.28)		—
Net realized gains	—		(3.13)		(5.09)		(6.31)		—
Total distributions to shareholders	—		(3.42)		(5.43)		(6.59)		—
Net asset value, end of period	$12.05		$11.85		$16.93		$21.44		$21.55
Total return	1.69%		(8.38%)		5.20%		32.40%		(1.42%)
Ratios to average net assets(c)
Total gross expenses	0.97	%(d)	0.96%		0.91%		0.91%		0.86	%(d)
Total net expenses(e)	0.97	%(d)(f)	0.96	%(f)	0.91	%(f)	0.91	%(f)	0.86	%(d)
Net investment income (loss)	3.06	%(d)	1.66%		1.69%		0.77%		(0.78	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$199		$237		$134		$89		$15
Portfolio turnover	33%		60%		51%		51%		23%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R5	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$11.76		$16.83	$21.35	$21.49	$19.13	$24.09
Income from investment operations:
Net investment income	0.20		0.24	0.30	0.15	0.21	0.06
Net realized and unrealized gain (loss)	0.00	(a)	(1.87)	0.63	6.32	2.59	(3.27)
Total from investment operations	0.20		(1.63)	0.93	6.47	2.80	(3.21)
Less distributions to shareholders:
Net investment income	—		(0.31)	(0.36)	(0.30)	(0.13)	(0.01)
Net realized gains	—		(3.13)	(5.09)	(6.31)	(0.31)	(1.74)
Total distributions to shareholders	—		(3.44)	(5.45)	(6.61)	(0.44)	(1.75)
Net asset value, end of period	$11.96		$11.76	$16.83	$21.35	$21.49	$19.13
Total return	1.70%		(8.27%)	5.26%	32.47%	14.89%	(12.26%)
Ratios to average net assets(b)
Total gross expenses	0.88	%(c)	0.86%	0.83%	0.82%	0.77%	0.82%
Total net expenses(d)	0.88	%(c)	0.86%	0.83%	0.82%	0.77%	0.82%
Net investment income	3.22	%(c)	1.78%	1.53%	0.66%	1.15%	0.30%
Supplemental data
Net assets, end of period (in thousands)	$328		$278	$255	$22	$40	$78
Portfolio turnover	33%		60%	51%	51%	23%	30%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class Z	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$11.77		$16.83		$21.35		$21.48		$19.13		$24.12
Income from investment operations:
Net investment income	0.19		0.24		0.29		0.10		0.19		0.03
Net realized and unrealized gain (loss)	0.00	(a)	(1.88)		0.63		6.35		2.57		(3.27)
Total from investment operations	0.19		(1.64)		0.92		6.45		2.76		(3.24)
Less distributions to shareholders:
Net investment income	—		(0.29)		(0.35)		(0.27)		(0.10)		(0.01)
Net realized gains	—		(3.13)		(5.09)		(6.31)		(0.31)		(1.74)
Total distributions to shareholders	—		(3.42)		(5.44)		(6.58)		(0.41)		(1.75)
Net asset value, end of period	$11.96		$11.77		$16.83		$21.35		$21.48		$19.13
Total return	1.61%		(8.30%)		5.18%		32.40%		14.68%		(12.38%)
Ratios to average net assets(b)
Total gross expenses	0.97	%(c)	0.95%		0.90%		0.92%		0.92%		0.96%
Total net expenses(d)	0.97	%(c)(e)	0.95	%(e)	0.90	%(e)	0.92	%(e)	0.92	%(e)	0.96	%(e)
Net investment income	3.12	%(c)	1.69%		1.47%		0.42%		1.00%		0.17%
Supplemental data
Net assets, end of period (in thousands)	$13,711		$15,547		$37,933		$70,199		$305,482		$312,211
Portfolio turnover	33%		60%		51%		51%		23%		30%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2016 (Unaudited)

Note 1. Organization

Columbia Global Infrastructure Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.53% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2016 was 0.71% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I shares do not pay transfer agency fees.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

For the six months ended October 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.14%
Class B	0.14
Class C	0.14
Class K	0.05
Class R	0.14
Class R4	0.14
Class R5	0.05
Class Z	0.14

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2016, these minimum account balance fees reduced total expenses of the Fund by $40.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

Based on the most recent information available as of June 30, 2016, there were no unreimbursed distribution and/or shareholder services expense for Class B and

Class C shares. To the extent distribution and/or shareholder services expenses incurred by the Distributor have been fully recovered, the distribution fee is not charged to the share class. The Fund did not pay any distribution fees for Class B shares during the period. For Class C shares, the Fund paid distribution and/or shareholder services fees up to the point where the Distributor's expenses were fully recovered.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $32,196 for Class A, $14 for Class B and $262 for Class C shares for the six months ended October 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	September 1, 2016 Through August 31, 2017	Prior to September 1, 2016
Class A	1.42%	1.43%
Class B	2.17	2.18
Class C	2.17	2.18
Class I	1.06	1.08
Class K	1.36	1.38
Class R	1.67	1.68
Class R4	1.17	1.18
Class R5	1.11	1.13
Class Z	1.17	1.18

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. As discussed above, to the extent the distribution and/or shareholder services expenses incurred by the Distributor have been fully recovered, the distribution and/or shareholder services fee is not charged to the share class.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2016, the cost of investments for federal income tax purposes was approximately $185,912,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$18,921,000
Unrealized depreciation	(6,052,000)
Net unrealized appreciation	$12,869,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $8,431,817 at April 30, 2016 as arising on May 1, 2016.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $67,720,127 and $92,431,923, respectively, for the six months ended October 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended October 31, 2016.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Note 8. Significant Risks

Shareholder Concentration Risk

At October 31, 2016, affiliated shareholders of record owned 83.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Industrial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.

Energy Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the energy sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the energy sector are subject to certain risks, including legislative or regulatory changes, adverse market conditions and increased competition. Performance of such companies may be affected by factors including, among others, fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, events occurring in nature and local and international politics. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the performance of companies in the energy sector.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Global Infrastructure Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016

COLUMBIA GLOBAL INFRASTRUCTURE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016

Columbia Global Infrastructure Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR213_04_F01_(12/16)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 21, 2016